Explanatory Note

Accompanying this explanatory note for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to the supplement filed with the Securities and Exchange Commission on January 10, 2012 under Rule 497(e), to the following:

1. Asset Management Fund Prospectus, dated March 1, 2011

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).